Accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation	The consolidated financial statements for the year ended 31 December 2021 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.
Standards, interpretations and amendments to published standards effective for the year ended 31 December 2021
During the financial year, the following new and revised accounting standards and amendments to standards applicable to the Group, became effective and had no material impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions (Amendment to IFRS 16)	In response to the COVID-19 coronavirus pandemic, the IASB has issued amendments to IFRS 16 Leases (IFRS 16) to allow lessees not to account for rent concessions as lease modifications if they are a direct consequence of COVID-19 and meet certain conditions. Rent concessions included in the ambit of the amendment might take a variety of forms, including payment holidays and deferral of lease payments. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. The Group did not receive any material rent concessions as a direct result of COVID-19.	1 June 2020
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
Interbank offered rates (IBOR) reform refers to the global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates. Under the detailed rules of IFRS 9 Financial Instruments (IFRS 9), modifying a financial contract can require recognition of a significant gain or loss in the income statement. However, the amendments introduce a practical expedient if a change results directly from IBOR reform and occurs on an ‘economically equivalent’ basis. In these cases, changes will be accounted for by updating the effective interest rate.
A similar practical expedient applies under IFRS 16 for lessees when accounting for lease modifications required by IBOR reform. IBOR reform will generally result in a change in the basis for determining the contractual cash flows of that financial asset or financial liability.
The US$600 million RCF and the R5.5 billion RCF (refer note 28) are both linked to IBOR and therefore subject to the IBOR reform amendment, which came into effect on 1 January 2021. However, at the reporting date, none of the Group's IBOR-linked interest rates had been changed due to IBOR reform. The R5.5 billion RCF is linked to JIBAR and is not drawn down, however the JIBAR is only expected to be impacted by the reform at a later stage and any impact thereof is to be considered when this occurs. The US$600 million RCF is linked to a US LIBOR and will be refinanced or restructured depending on the developments in respect of the US LIBOR reform. Therefore, the Group was not impacted when the amendment became effective.
The Group will assess the impact on the balances and cash flows linked to rates changes arising from IBOR reform when more information is available on the quoted rates that will replace the current IBOR applicable to the Group. The potential future impact arising from these amendments was not yet known at the reporting date.
1 January 2021
[1] Effective date refers to annual period beginning on or after said date
Standards, interpretations and amendments to published standards which are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the accounting periods beginning on or after 1 January 2022 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments	Effective date[1]
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16 – the 2021 Amendment)[2]	A one-year extension to the practical expedient for COVID-19 related rent concessions under IFRS 16 has been published by the IASB. This amendment is a response to the ongoing economic challenges resulting from the COVID-19 coronavirus pandemic. The extension is available for adoption immediately, subject to any local endorsement requirements.	1 April 2021
Annual Improvements to IFRS Standards 2018-2020[2]
As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. The amendments applicable to the Group relate to:
•IFRS 9 - clarifies which fees should be included in the 10% test for derecognition of financial liabilities; and
•IFRS 16 - amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
1 January 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)[2]
In the process of making an item of property, plant or equipment (PPE) available for its intended use, an entity may produce and sell items. Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognised in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.
1 January 2022
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)[2]
The amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets (IAS 37) clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, an entity recognises any impairment loss that has occurred on assets used in fulfilling the contract.
1 January 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)[2]
Minor amendments were made to IFRS 3 Business Combinations (IFRS 3) to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognised at the acquisition date.
1 January 2022
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)[2]
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 Presentation of Financial Statements (IAS 1) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability.
1 January 2023
Definition of Accounting Estimate (Amendments to IAS 8)[2]
The IASB has issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (IAS 8) to clarify how entities should distinguish changes in accounting policies from changes in accounting estimates, with a primary focus on the definition of and clarifications on accounting estimates. This is due to the term "accounting estimate" not being defined and the previous definition of a "change in accounting estimate" being unclear.
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.
1 January 2023
1 Effective date refers to annual period beginning on or after said date
2 No material impact expected
Standards, interpretations and amendments to published standards which are not yet effective (continued)

Pronouncement	Details of amendments	Effective date[1]
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)[2]	The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, entities will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.	1 January 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)[2]	To assist preparers of financial statements, the IASB had previously refined its definition of ‘material’ (effective 1 Jan 2020) and issued non-mandatory practical guidance on applying the concept of materiality. As the final step of the materiality improvements, the IASB issued amendments on the application of materiality to the disclosure of accounting policies. The key amendments include requirements for entities to disclose their material accounting policies rather than their significant accounting policies as well as certain clarifications regarding accounting policies related to material transactions or events.	1 January 2023
[1] Effective date refers to annual period beginning on or after said date
2 No material impact expected
Significant accounting judgements and estimates
The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.
For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill
Equity-accounted investments	18 - Equity-accounted investments
Other receivables and other payables	22 - Other receivables and other payables
Inventories	23 - Inventories
Borrowings and derivative financial instrument	28 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	30 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	31 - Occupational healthcare obligation
Deferred revenue	32 - Deferred revenue
Contingent liabilities	38 - Contingent liabilities
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

Subsidiaries
Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.
Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Transactions with shareholders	Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities. Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions.
Functional and presentation currency
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

Transactions and balances and foreign operations
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
Foreign operations
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.
•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss. If a company in the Group repays a portion of long-term borrowings forming part of a net investment in foreign operations, amounts previously recorded in other comprehensive income are only recognised in profit or loss upon disposal of the relevant operation.
•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

Comparatives	Where necessary, comparative periods have been revised to conform to current period changes in presentation. Previously, the level of rounding applied in the Group's consolidated annual financial statements included a decimal for the nearest hundred thousand. During the year ended 31 December 2021, the Group changed the level of rounding to only reflect the nearest million by removing the hundred thousand decimal space. Immaterial rounding adjustments were made to comparative information as a result of this change.
Segment reporting

Accounting Policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

Revenue

Significant accounting judgements and estimates
Revenue from PGM mining activities
The determination of PGM concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment features. Management determines this with reference to estimated forward prices using consensus forecasts.
Accounting policy
Revenue from mining activities
Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery Proprietary Limited (Rand Refinery). The transaction price is determined based on the agreed upon market price and number of ounces delivered.
Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product which is typically upon delivery. The sales price is determined on a provisional basis at the date of delivery. Adjustments to the selling price occur based on changes in the metal content quantities and penalties, which represents variable transaction price components, as well as changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For PGM metal sales, pricing is finalised within the month of sale. For PGM concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
The revenue adjustment mechanism relating to changes in metal market prices, embedded within provisionally priced PGM concentrate sale arrangements, has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re- estimated continuously and changes in fair value are recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.
Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material and is recognised when control is transferred, which is when metal is transferred from the Group’s metal account to the 3rd party’s metal account. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the returnable metals are returned to the supplier at a third party refinery.
Wheaton streaming revenue
In 2018, Wheaton Precious Metals International Limited (Wheaton International) and the Group entered into a streaming transaction. 100% of refined mined gold and 4.5% of refined mined palladium from the Stillwater Mining Company (Stillwater) operations will be delivered to Wheaton International over the life-of-mine of the US PGM operations. Each ounce is identified as a separate performance obligation.
In exchange for this, Wheaton International paid the Group R6,555 million (US$500 million) on 25 July 2018. In addition to the advance payment, Wheaton International currently pays the Group 18% cash based on the value of gold and palladium deliveries each month (refer to note 32 for additional detail on the monthly cash percentage). The contract will be settled by the Group delivering metal credits to Wheaton International representing underlying refined, mined gold and palladium.
The transaction price, being the advance payment and the cash payment to be received, is recognised as revenue each month when the metal credit is allocated to the appropriate Wheaton International account. It is from this date that Wheaton International has effectively accepted the metal, has physical control of the metal and has the risk and reward of the metal (i.e. control has transferred).
Revenue will be recognised over the life-of-mine of the US PGM operations in line with the timing of control transfer discussed above. To the extent that the life-of-mine changes or other key inputs are changed (refer note 32), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.
BTT streaming revenue
Lonmin entered into a metal streaming transaction in 2016 to deliver between 23% - 38% of 6E PGM from its BTT project based on a weighted 6E PGM basket price. Lonmin received $50 million upfront, which was recognised as deferred revenue. Lonmin received between $106 and $280 per ounce of 6E PGM metals based on basket price of 6E PGM for each ounce delivered. The performance obligations under the contract were to be satisfied through delivery of the 6E PGM metals ounces.
At the acquisition of Lonmin (2019), the Group accounted for the deferred revenue at fair value of R628 million under IFRS 3, including a significant financing component.

The transaction price under IFRS 15 Revenue from Contracts with Customers (IFRS 15), being the advance payment and further cash payments received, were recognised as revenue when the metal ounces were delivered and Lonmin no longer had physical control of the metal, which is also when the risk and rewards were transferred (i.e. control has transferred).
Revenue was recognised over the life of the bulk tailing re-treatment project operations based on the ounces delivered. To the extent that the life of project changed or other key inputs changed (refer note 32), these changes were recognised prospectively as a cumulative catch-up in revenue in the year that the change occurred.
The BTT project was early cash-settled by the Group during March 2020 (refer note 32).
Other forward sale and prepayment transactions
The Group also enters into other forward sale or prepayment transactions with counterparties in which a cash payment is received in advance for future delivery of gold and PGM ounces to the relevant counterparty. Each ounce is identified as a separate performance obligation.
The transaction price under IFRS 15, being the advance payment and further cash payments received, is recognised as revenue when the metal ounces are delivered or credited to the customer’s account and Sibanye-Stillwater no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

Short-term employee benefits
Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds
Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are expensed as incurred.

Interest income and Finance expense

Accounting policy
Interest income comprises interest income on cash deposits, rehabilitation obligation funds and the right of recovery asset. Interest income is recognised using the effective interest method.
Finance expense comprises interest on borrowings, lease liabilities, environmental rehabilitation obligation, occupational healthcare obligation, deferred payment, dissenting shareholder liability, deferred revenue, deferred consideration and the Marikana dividend obligation and is offset by borrowing costs capitalised on qualifying assets where applicable.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.

Share-based payments

Significant accounting judgements and estimates
For cash-settled share-based payment instruments issued to B-BBEE shareholders, the measurement of the share-based payment obligations depend on various key inputs. These include estimates of future cash flows, which depend on inputs such as production profiles, future metal prices, exchange rates, loan repayments as well as estimates of appropriate discount rates. Changes in key inputs may result in changes in the recognised share-based payment obligations and are therefore regarded as significant judgements and estimates.
Accounting policy
Equity-settled share-based payments
The Group operates equity-settled compensation plans in which certain employees of the Group participate. The fair value of the equity-settled instruments is measured by reference to the fair value of the relevant equity instruments granted, taking into account the terms and conditions upon which those equity-settled instruments were granted. The fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Service and non-market performance conditions are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.
The grant date fair value of the equity-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.
Cash-settled share-based payments
The Group also operates cash-settled compensation plans in which certain employees of the Group participate. These awards entitle the participants to cash payments based on a relevant share price. The fair value of the cash-settled instruments is measured by reference to the fair value of the underlying shares using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted.
The grant date fair value of the cash-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to the share-based payment expense. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.
The Group also issued cash-settled instruments to B-BBEE shareholders in terms of the Rustenburg operation B-BBEE transaction (refer note 6.5) and the Marikana B-BBEE transaction (refer note 6.6). The fair value of these instruments are determined using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability. There are no vesting conditions and fair value changes are recognised as part of gains or losses on financial instruments in profit or loss.
Modifications to share-based payment schemes
Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

Income taxes

Significant accounting judgements and estimates
The Group is subject to income tax in South Africa, Zimbabwe, the United Kingdom (UK) and the US. Significant judgement is required in determining the liability for income tax due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises liabilities for anticipated tax audit issues based on the best estimates of whether additional taxes will be due. The Group reassesses its judgements and estimates if facts and circumstances change. Where the facts and circumstances change or when the final tax outcome of these matters are different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
The Group recognises the net future tax benefit related to deferred tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
The Group’s gold mining operations are taxed on a variable rate that increases as the profitability of the operation increases. The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when the temporary differences will reverse based on tax rates and laws that have been enacted or substantively enacted at the reporting date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year. Calculating the future profitability of the operations is inherently uncertain and could materially change over time.
Additionally, future changes in tax laws in South Africa, Zimbabwe, the UK and the US could limit the ability of the Group to obtain tax deductions in future periods.
Accounting policy
Income tax comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date and is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.
Deferred tax is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts and reflects uncertainty related to income taxes, if any. Enacted and substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred tax.
These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The principal temporary differences arise from depreciation of property, plant and equipment, provisions, unutilised capital allowances and tax losses carried forward.
Deferred tax is not recognised for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss
•temporary differences related to investments in subsidiaries, and interests in associates and joint ventures to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that these will not reverse in the foreseeable future
•taxable temporary differences arising on the initial recognition of goodwill
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.
Deferred tax assets relating to the carry forward of unutilised tax losses and/or unutilised capital allowances are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or unutilised capital allowances can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.
Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be utilised.

Earnings per share

Accounting policy
Headline earnings is presented as an additional earnings number allowed by IAS 33 Earnings per Share (IAS 33) and is calculated based on the requirements set out in SAICA Circular 1/2021. Earnings, as determined in IAS 33, is the starting point and certain remeasurements net of related tax (current and deferred) and NCI are excluded. A remeasurement is an amount recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability.

Dividends

Accounting policy
Dividends are recognised as a liability on the date on which such dividends are declared.
Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid which are subject to dividend withholding tax based on the relevant tax requirements. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

Property, plant and equipment

Significant accounting judgements and estimates
Carrying value of property, plant and equipment
All mining assets are amortised using the units-of-production method where the mine operating plan calls for production from proved and probable Mineral Reserves.
Mobile and other equipment are depreciated over the shorter of the estimated useful life of the asset or the estimate of mine life based on proved and probable Mineral Reserves.
The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on proved and probable Mineral Reserves. This would generally result from the extent that there are significant changes in any of the factors or assumptions used in estimating Mineral Reserves.
These factors could include:
•changes in proved and probable Mineral Reserves
•differences between actual commodity prices and commodity price assumptions
•unforeseen operational issues at mine sites
•changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates
•changes in Mineral Reserves could similarly impact the useful lives of assets depreciated on a straight-line basis, where those lives are limited to the life of the mine
The recoverable amounts of cash generating units (CGUs) and individual assets have been determined based on the higher of value in use calculations and fair value less cost to sell. These calculations require the use of estimates and assumptions. It is reasonably possible that the gold and PGM price assumptions may change which may then impact the Group estimated life-of-mine determinant and may then require a material adjustment to the carrying value of property, plant and equipment.
The Group reviews and tests the carrying value of assets when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to these carrying values. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets and liabilities. If there are indications that impairment may have occurred, estimates are prepared of expected future cash flows of each group of assets. Expected future cash flows used to determine the value in use and fair value less costs to sell of property, plant and equipment are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future gold and PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure (refer note 10).
Pre-production
The Group assesses the stage of each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the unique nature of each mine construction project. The Group considers various relevant criteria to assess when the mine is substantially complete, ready for its intended use and moves into the production stage. Some of the criteria would include, but are not limited to the following:
•the level of capital expenditure compared to the construction cost estimates
•ability to produce metal in saleable form (within specifications)
•ability to sustain commercial levels of production of metal
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development or ore reserve development.
Mineral Reserves estimates
Mineral Reserves are estimates of the amount of product that can be economically and legally extracted from the Group’s properties. In order to calculate the reserves, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and grade of the Mineral Reserves requires the size, shape and depth of ore bodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
The Group is required to determine and report, inter alia, on the Mineral Reserves in accordance with the South African Code for Reporting of Exploration Results, Mineral Resources and Mineral Reserves (SAMREC Code).

Estimates of Mineral Reserves may change from period to period due to the change in economic assumptions used to estimate Mineral Reserves and due to additional geological data becoming available during the course of operations. Changes in reported proven and probable reserves may affect the Group’s financial results and position in a number of ways, including the following:
•asset carrying values may be affected due to changes in estimated cash flows
•depreciation and amortisation charges to profit or loss may change where these are calculated on the units-of production method, or where the useful lives of assets change
•decommissioning site restoration and environmental provisions may change where changes in ore reserves affect expectations about the timing or cost of these activities
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits
Accounting policy
Mineral and surface rights
Mineral and surface rights are recorded at cost less accumulated amortisation and accumulated impairment losses. When there is little likelihood of a mineral right being exploited, or the carrying amount has exceeded its recoverable amount, impairment is recognised in profit or loss in the year that such determination is made.
Mine development and infrastructure
Mining assets, including mine development and infrastructure costs and mine plant facilities, are recorded at cost less accumulated depreciation and accumulated impairment losses.
Costs include the purchase price of assets used in the construction of the mine, expenditure incurred to evaluate and develop new ore bodies, as well as expenditure to define mineralisation in existing ore bodies and to establish or expand productive capacity. These costs are capitalised until commercial levels of production are achieved, at which times the costs are amortised as set out below.
Development of ore bodies includes the development of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Subsequent to this, costs are capitalised if the criteria for recognition as an asset are met. Access to individual ore bodies exploited by the Group is limited to the time span of the respective mining leases.
Land
Land is shown at cost and is not depreciated.
Other assets
Non-mining assets are recorded at cost less accumulated depreciation and accumulated impairment losses, except for land which is not depreciated. These assets include the assets of the mining operations that are not included in mine development and infrastructure. It also includes borrowing costs, mineral and surface rights, land and all the assets of the non-mining operations.
Amortisation and depreciation of mining assets
Amortisation and depreciation is determined to give a fair and systematic charge in profit or loss taking into account the nature of a particular ore body and the method of mining that ore body. To achieve this, the following calculation methods are used:
•Mining assets, including mine development and infrastructure costs, mine plant facilities and evaluation costs, are amortised over the life of the mine using the units-of-production method, based on estimated proved and probable Mineral Reserves
•Proved and probable Mineral Reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits
•Certain mining plant and equipment included in mine development and infrastructure is depreciated on a straight-line basis over their estimated useful lives
•For certain shafts, which have a short life and/or are marginal, the depreciation is accelerated based on an adjustment to the reserves for accounting purposes

Depreciation of non-mining assets
Non-mining assets are recorded at cost and depreciated on a straight-line basis over their current expected useful lives to their residual values as follows:
•Vehicles: 5 years
•Computers: 3 years
•Furniture and equipment: 1 - 10 years
The assets’ useful lives, depreciation methods and residual values are reassessed at each reporting date and adjusted if appropriate.
Impairment
Recoverability of the carrying values of long-term assets or CGUs of the Group are reviewed whenever events or changes in circumstances indicate that such carrying value may not be recoverable. To determine whether a long-term asset or CGU may be impaired, the higher of value in use (defined as: the present value of future cash flows expected to be derived from an asset or CGU) or fair value less costs to sell (defined as: the price that would be received to sell an asset in an orderly transaction between market participants at the measured rate, less the costs of disposal) is compared to the carrying value of the CGU.
A CGU is defined by the Group as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Generally for the Group this represents an individual operating mine, including mines which are part of a larger mine complex. The costs attributable to individual shafts of a mine are impaired if the shaft is closed.
Impairment losses are recognised in profit or loss. Impairment recognised in respect of a CGU is allocated first to goodwill to that particular CGU and thereafter to the individual assets in the CGU.
When any infrastructure is closed down or placed on care and maintenance during the year, any carrying value attributable to that infrastructure is impaired. Expenditure incurred on care and maintenance is recognised in profit or loss.
When the review of the events or changes in circumstances of an asset or CGU that was previously impaired indicate that such historical carrying value is recoverable, the impairment is reversed. The reversal is limited so that the carrying value of the asset does not exceed its recoverable amount, nor exceed what the historical carrying amount would have been should the asset not have been impaired. Reversal of impairment losses are recognised in profit or loss. Reversal of impairment recognised in respect of a CGU is allocated to the individual assets in the CGU.
Derecognition of property, plant and equipment
Property, plant and equipment is derecognised on disposal or closure of a shaft when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of an item of property, plant and equipment (calculated as the net proceeds from disposal and the carrying amount of the item) is recognised in profit or loss.
Exploration and evaluation expenditure
All exploration and evaluation expenditure, prior to obtaining the legal rights to explore a specific area, is recognised in profit or loss. After the legal rights to explore are obtained, exploration and evaluation expenditure, comprising the costs of acquiring prospecting rights and directly attributable exploration expenditure, is capitalised as a separate class of property, plant and equipment or intangible assets, on a project-by-project basis, pending determination of the technical feasibility and commercial viability.
The technical feasibility and commercial viability of extracting a mineral resource is generally considered to be determinable through a feasibility study and when proven reserves are determinable to exist. Upon determination of proven reserves, exploration and evaluation assets attributable to those reserves are first tested for impairment and then reclassified from exploration and evaluation assets to another appropriate class of property, plant and equipment. Subsequently, all cost directly incurred to prepare an identified mineral asset for production is capitalised to mine development assets. Amortisation of these assets commences once these assets are available for use, which is expected to be when the mine is in commercial production. These assets will be measured at cost less accumulated amortisation and impairment losses.

Right of use assets

Accounting policy
Right-of-use assets comprise mining equipment, vehicles and office rentals (included in the mine development, infrastructure and other asset class) of which none meet the definition of investment property. These right-of-use assets comprise the initial measurement of the corresponding lease liability, any initial direct costs incurred by the lessee, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset.
Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses if applicable. The assets are depreciated over the shorter period of the lease term and useful life of the underlying asset.
If a lease transfers ownership of the underlying asset, or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Acquisitions

Significant accounting judgements and estimates
Expected future cash flows used to determine the fair value of, inter alia, property, plant and equipment and contingent consideration are inherently uncertain and could materially change over time. The fair value is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Accounting policy
Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
On an acquisition-by-acquisition basis, the Group recognises any NCI in the acquiree either at fair value or at the non- controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.
The excess of the consideration transferred, the amount of any NCI in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.
Statement of cash flows
The acquisition date fair value of deferred payments and contingent consideration relating to business combinations is part of the aggregate consideration for obtaining control of the underlying net assets. Therefore, unless the obligations are clearly part of the borrowing structure of the group, repayments of the acquisition date fair value are classified as investing activities. Additional deferred/ contingent payments in excess of the grant date fair value are considered to be operating activity cash flows by nature.

Goodwill

Significant accounting judgements and estimates
Goodwill is tested for impairment on an annual basis and whenever impairment indicators are identified. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the wasting nature of the mine.
Accounting policy
Goodwill is stated at cost less accumulated impairment losses. In accordance with the requirements of IAS 36 Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.

Equity-accounted investments

Significant accounting judgements and estimates
Joint arrangements
Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as the approval of the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.
Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:
•The structure of the joint arrangement – whether it is structured through a separate vehicle
•When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:
–the legal form of the separate vehicle
–the terms of the contractual arrangement
This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.
Carrying value of Mimosa and related Mineral Reserves and Mineral Resources estimates
The Group reviews and tests the carrying value when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to the carrying value. Expected future cash flows used to determine the value in use and fair value less costs to sell of Mimosa are inherently uncertain and could materially change over time. These are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure. Mineral resources outside the approved mine plans are valued based on the in situ 4E ounce value. Comparable market transactions are used as a source of evidence adjusting specifically for the nature of each underlying ore body.
Mimosa functional currency
The functional currency of Mimosa, which is domiciled in Zimbabwe, has been determined as US dollar. The local currency in Zimbabwe changed to RTGS dollar during February 2019. As a result of this change, management reassessed whether there is a change in the functional currency of Mimosa. This assessment depends on the primary economic environment in which the company operates, which is considered to be the environment in which it generates and expends cash. These considerations include the currency primarily influencing sales prices, the country whose competitive forces and regulations mainly determine sales prices and the currency that influences labour, material and other costs of production. Judgements and assumptions made in determining the functional currency may have a significant impact on the results presented for the Group.
The determining factors in the above assessment were:
•The currency that mainly influences sales prices: Sales are invoiced and settled in US dollar;
•The currency of the country whose competitive forces and regulations mainly determine the sales prices: The competitive forces and regulations of the US primarily influences sales prices; and
•The currency that mainly influences labour, material and other costs: The majority of operating costs are settled in US dollar.
Accounting policy
The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.
The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

Interests in joint operations

Accounting policy
A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.
In relation to the Group’s interests in joint operations, the following are recognised in the financial statements:
•the Group’s share of the jointly controlled assets, classified according to the nature of the assets
•any liabilities that the Group has incurred
•the Group’s share of any liabilities incurred jointly with the other ventures in relation to the joint operation
•any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation
•any expenses that the Group has incurred in respect of its interest in the joint operation

Other investments

Accounting policy
On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis. These investments are subsequently measured at fair value, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI (in the mark-to-market reserve) and are never reclassified to profit or loss.
Judgement on other investments
Where the Group holds a close to 20% interest in a company, the assessment of whether there is significant influence and hence an equity-accounted investment may involve judgement. These judgements typically include the extent of representation on the board of directors, other involvement in the company such as technical committee, any other contractual arrangements as well as the effective influence that the particular shareholding interest provides. A different conclusion could have a significant impact in the measurement, presentation and disclosure of the particular investment.

Environmental rehabilitation obligation funds

Accounting policy
The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models.
Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.
In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

Other receivables and other payables

Significant accounting judgements and estimates
Expected future cash flows used to determine the carrying value of the other payables (namely the Deferred Payment, right of recovery payable, Marikana dividend obligation and contingent consideration) and the right of recovery receivable are inherently uncertain and could materially change over time. The expected future cash flows are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Accounting policy
Financial instruments included in other receivables are categorised as financial assets measured at amortised cost and those included in other payables are categorised as other financial liabilities as applicable. These assets and liabilities are initially recognised at fair value. Subsequent to initial recognition, financial instruments included in other receivables and other payables are measured at amortised cost, except where fair value through profit or loss measurement is appropriate (for example, contingent consideration and derivative financial instruments).
Reimbursements, such as rehabilitation reimbursements from other parties are not financial instruments, and are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the relevant rehabilitation provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised. If the only uncertainty regarding the recovery relates to the amount of the recovery, the reimbursement amount often qualifies to be recognised as an asset.
Other receivables and payables that do not arise from contractual rights and obligations, such as receivables on rates and taxes, are recognised and measured at the amount expected to be received or paid.

Inventories

Significant accounting judgements and estimates
Inventory is held in a wide variety of forms across the value chain reflecting the stage of refinement. Prior to production as final metal, the inventory is always contained within a carrier material. As such, inventory is typically sampled and assays taken to determine the metal content and how this is split by metal. Measurement and sampling accuracy can vary quite significantly depending on the nature of the vessels and the state of the material. An allowance for estimation uncertainty is applied to the various categories of inventory and is dependent on the degree to which the nature and state of material allows for accurate measurement and sampling. The range used for the estimation allowance varies based on the stage of refinement. The range is based on independent metallurgists’ level of confidence obtained from the outcome of the stocktake. Those results are applied in arriving at the appropriate quantities of inventory.
Accounting policy
Inventory is valued at the lower of cost and net realisable value. The Group values ore stockpiles and metal-in-process when it can be reliably measured. Cost is determined on the following basis:
•Gold reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs
•PGM inventory is valued using weighted average cost by allocating cost, based on the joint cost of production, apportioned according to the relative sales value of each of the PGMs produced. The group recognises the metal produced in each development phase in inventory with an appropriate proportion of cost. Cost includes production, amortisation, depreciation and related administration costs
•By-product metals are valued at the incremental cost of production from the point of split-off from the PGM processing stream
•Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items

Trade and other receivables

Accounting policy
Trade and other receivables, excluding trade receivables for PGM concentrate sales, prepayments and value added tax, are non-derivative financial assets categorised as financial assets measured at amortised cost.
The above non-derivative financial assets are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end in line with the impairment policy described in note 36. Irrecoverable amounts are written off during the period in which they are identified.
In addition to other types of PGM sales, trade receivables include actual invoiced sales of PGM concentrate, as well as sales not yet invoiced for which deliveries have been made and the control has transferred. The PGM concentrate receivables are financial assets measured at fair value through profit or loss, as the solely payments of principle and interest criteria is not met. The receivable amount calculated for the PGM concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is restated to reflect the fair value movements in the pricing mechanism which are recognised in revenue. Foreign exchange movements on foreign currency denominated receivables are recognised as a foreign exchange gain or loss in profit or loss subsequent to the recognition of a sale.

Cash and cash equivalents

Accounting policy
Cash and cash equivalents comprise cash on hand, demand deposits and short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value, and are measured at amortised cost which is deemed to be fair value due to its short-term maturity.

Stated share capital

Accounting policy
Ordinary share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Non-controlling interests

Accounting policy
Non-controlling interests
The Group recognises any NCI in an acquiree either at fair value or at the NCI's proportionate share of the acquiree’s net assets on an acquisition-by-acquisition basis. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s subsequent share of changes in equity.
Transactions with non-controlling interests
The Group treats transactions with NCI as transactions with equity owners of the Group. For purchases from NCI, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to NCI where control is not lost are also recorded in equity. Where control is lost over a subsidiary, the gains or losses are recognised in profit or loss.

Borrowings

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Derivative financial instrument
Up to the date of settlement, gains and losses on the derivative financial instrument were attributable to changes in various valuation inputs, including the movement in the Company share price, change in US dollar/ rand exchange rate, bond market value and credit risk spreads. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs. These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Derivative financial instruments
Derivatives are initially recognised at fair value using option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Derivative financial instruments

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Derivative financial instrument
Up to the date of settlement, gains and losses on the derivative financial instrument were attributable to changes in various valuation inputs, including the movement in the Company share price, change in US dollar/ rand exchange rate, bond market value and credit risk spreads. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs. These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Derivative financial instruments
Derivatives are initially recognised at fair value using option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Lease liabilities

Accounting policy
At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Lease liabilities are initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the relevant incremental borrowing rate.
Subsequently, lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group also elected to apply the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term to the extent applicable.
In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Environmental rehabilitation obligation

Accounting Policy
Provisions are recognised when the Group has a present obligation, legal or constructive, resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
Long-term environmental obligations are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements.
The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure.
Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a risk-free rate that is adjusted to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. Changes in estimates are capitalised or reversed against the relevant asset or liability to the extent that it meets the definition of dismantling and removing the item and restoring the site on which it is located. Costs that relate to an existing condition caused by past operations and do not have a future economic benefit are recognised in profit or loss. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss. The present value of environmental disturbances created are capitalised to mining assets against an increase in the environmental rehabilitation obligation.
Rehabilitation projects undertaken, included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control environmental disturbances is recognised in profit or loss as incurred. The unwinding of the discount due to the passage of time is recognised as finance cost, and the capitalised cost is amortised over the remaining lives of the mines.

Occupational healthcare obligation

Significant accounting judgements and estimates
The Group recognises management’s best estimates to settle any occupational healthcare claims against the Group’s operations. The ultimate outcome of the number, timing and amount of successful claims to be paid out remains uncertain. The provision is consequently subject to adjustment in the future and actual costs incurred in future periods could differ materially from the estimates.
Estimates that were used in the assessment include value of benefits per claimant, disease progression rates, required contributions, timing of payments, tracing pattern, period discount rates, period inflation rates and a 60% take-up rate. These estimates were informed by a professional opinion. Management discounted the possible cash outflows using a discount rate of 7.83% (2020: 6.65% and 2019: 8.25%).
In assessing whether the Group has control, joint control or significant influence over the trust that administers the claim settlement process (refer below), judgement was applied in determining whether voting rights are relevant to determine power over the key activities of the trust, as well as analysing the influence of the various parties. No control, joint control or significant influence was identified, however should any key considerations change in future periods, these conclusions will be reassessed.
Accounting policy
Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The estimated costs of settlement claims are reviewed at least annually and adjusted as appropriate for changes in cash flow predictions or other circumstances.
Based on estimates to date, the net present value of expected settlement claims is recognised and provided for in full in the financial statements. The estimated cash flows are discounted using a risk-free rate with similar terms to the obligation to reflect the current market assessments of the time value of money.
Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and changes in estimates.

Deferred revenue
Accounting policy
Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.
Where a significant financing component is identified as a result of the difference in the timing of advance consideration received and when control of the metal promised transfers, interest expenses on the deferred revenue balance are recognised in finance costs.
Where a contract has a period of a year or less between receiving advance consideration and when control of the metal promised transfers, the group may elect on a contract-by-contract basis to apply the IFRS 15 practical expedient not to adjust for the effects of a significant financing component.

Trade and other payables

Accounting policy
Trade and other payables, excluding payroll creditors and leave pay accruals are non-derivative financial liabilities categorised as other financial liabilities. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.
Provision is made for employee entitlement benefits accumulated as a result of employees rendering services up to the reporting date. Liabilities arising in respect of wages and salaries, annual leave and other benefits due to be settled within 12 months of the reporting date are measured at rates which are expected to be paid when the liability is settled. Termination benefits are expensed and an accrual raised at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognises costs for a restructuring. If benefits are not expected to be settled wholly within 12 months of the reporting date, they are discounted.
All other employee entitlement liabilities are measured at the present value of estimated payments to be made in respect of services rendered up to reporting date.

Financial instruments and risk management

Accounting policy
On initial recognition, a financial asset is classified as measured at either amortised cost, fair value through other comprehensive income, or fair value through profit or loss.
The Group initially recognises debt instruments issued and trade and other receivables, on the date these are originated. All other financial assets and financial liabilities are recognised initially when the Group becomes a party to the contractual provisions of the instrument.
The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets that are debt instruments refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
The Group recognises an allowance for expected credit losses (ECLs) on all debt instruments not held at fair value through profit or loss to the extent applicable. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.
ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
For trade and other receivables due in less than 12 months, the Group applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Group does not track changes in credit risk, but instead, recognises a loss allowance based on the financial asset’s lifetime ECL at each reporting date. Impairment losses are recognised through profit or loss.
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired.
Any interest in such transferred financial asset that is created or retained by the Group is recognised as a separate asset or liability. The particular recognition and measurement methods adopted are disclosed in the individual policy statements associated with each item.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognised in profit or loss.

Contingent liabilities
Significant accounting judgements and estimates
Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within the control of the Group occur or fail to occur or for contingent liabilities where a present obligation arising from a past event exists but is not recognised because either it is not probable that an out-flow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability.
The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.